Share-based Payment and Non-Convertible Equity Certificates	12 Months Ended
Mar. 31, 2021
Disclosure Of Share-based Payments [Abstract]
Share-based Payments and Non-Convertible Equity Certificates	Share-based Payments and Non-Convertible Equity Certificates
Share Based payments and Non-convertible Equity Certificates settled with IPO
Management Equity Plan
March 31, 2021
As of August 28, 2020, as part of the Group capital reorganization and merger with FPAC, the Management Equity Plan (MEP) ceased to exist. Instead, management received loan notes in Global Blue Investment and Co S.C.A. in exchange for all of their previously held shares. These loan notes were contributed through the chain of holding companies, until management ultimately received shares in Global Blue Group A.G, the previous parent of the Group. The shares were fully vested and were revalued according to IFRS 2 upon the capital reorganization, resulting in a non-cash revaluation charge of EUR58.7 million. At which point, a portion of the shares were sold for cash and the rest remained, reflecting management’s direct ownership in Global Blue Group Holding AG, and were reclassified into equity upon conversion from a cash-settled plan to an equity-settled plan. The movement in the share-based payment liability during the period is reflected below:

(EUR thousand)
SBP	As of March 31, 2021
Opening balance as of April 1	7,396
Valuation up to August 27	974
SBP value as of August 27	8,370
Expense recognized in the profit and loss upon capital reorganization	58,744
SBP value as of August 28	67,114
Cash settlements upon reorganization	(29,333)
Conversion upon reorganization of remaining SBP liability to equity at FV	(37,781)
Closing balance as of March 31, 2021	—
March 31, 2020
The first level management ("Executive Committee") and selected first and second level management ("Senior Management") of the Group were offered to participate in management share plans, allowing the members of these plans to invest in the equity of the Group. The Executive Committee were offered to invest into Global Blue Management and Co S.C.A. The senior managers were offered to invest through the Global Blue Equity Plan Employee Trust (‘the Trust’). Under both plans, the price paid for the shares equaled the grant date fair value of the share. The managers’ share plans were fully vested and were cash-settled share-based payment arrangements in the scope of IFRS 2 "Share-based payment" due to the terms and conditions of the plan.
NC-PECs
March 31, 2021
As of August 28, 2020, as part of the Group capital reorganization and merger with FPAC, the NC-PECs ceased to exist. Instead, management received loan notes in Global Blue Investment and Co S.C.A. in exchange for all of their NC-PECs. These loan notes were contributed through the chain of holding companies, until management ultimately received shares in Global Blue Group A.G, the previous parent of the Group. The NC-PECs were liability classified as they were cash-settled. Immediately prior to conversion into shares of the Company, the NC-PEC’s were revalued according to IFRS 2 as at the conversion date and reclassified in equity upon conversion from a cash-settled plan to an equity-settled plan.
Refer to Note 23 for further details.
March 31, 2020
The NC-PECs were part of the management investment and incentive plan put in place during the 2012 LBO.
The Company’s indirect subsidiary Global Blue Management & Co S.C.A. issued on August 1, 2012 NC-PECs with a par value of EUR1.00 and a maximum amount of EUR500 million. As of March 31, 2020, the nominal value of NC-PECS, including accrued interest, was EUR1.9 million
The NC-PECs bear interest with a rate of 10% per annum calculated on the par value of the NC-PECs outstanding and the accrued and unpaid yield of prior periods. The mandatory redemption date of the NC-PECs is July 26, 2061. At any time, Global Blue Management & Co S.C.A. may repurchase any or all of the NC-PECs at a repurchase price, which is equal to the par value of each NC-PEC plus accrued but unpaid yield on such NC-PEC for the NC-PECs repurchased.
The NC-PECs rank prior to all subordinated securities (current and future), but the NC-PECs shall be subordinated to all other creditors of the previous ultimate parent of the Group (current and future).
The movement in the NC-PECs liability is reflected below:

(EUR thousand)	For the financial year ended March 31
NC-PECs	2021	2020	2019
Nominal value including accrued interest on NC-PECs issued at the beginning of the year	1,920	1,750	1,591
Mark-to-market fair value charge	(138)	—	—
Accrued interests on NC-PECs	79	(5)	159
Transfer to equity	(1,861)	—	—
Reclassifications	—	175	—
Total value of NC-PECs direct investment	—	1,920	1,750
Value at the beginning of the year	2,971	2,744	0
Accrued interest	120	227	—
Derecognition of residual amount to profit and loss	(101)	—	—
Transfer to equity	(2,990)	—	—
Reclassifications	—	—	2,744
Interest bearing obligations towards senior management of Global Blue Group	—	2,971	2,744
Total value of NC-PECs including accrued interest	—	4,891	4,494

(Thousand of units)	For the financial year ended March 31
NC-PECs	2021	2020	2019
NC-PECs issued at the beginning of the year	927	927	927
Issuance of NC-PECs	—	—	—
Transfer of NC-PECs to equity	(927)	—	—
Number of NC-PECs issued	—	927	927
The liability towards senior management of the Group of EUR3.0 million as of March 31, 2020 relates to obligation of the Global Blue Management Equity Plan (MEP related to the 2012 LBO). The fair value of the interest-bearing liability towards senior management of Global Blue Group is assessed to be equal to the carrying value. The applicable interest rate of the instrument equals 10% per annum and computed on a 365-/366-day year basis and the actual number of days elapsed.
Share-based payment plans in place
As part of Global Blue’s Management Incentive Plan (“MIP”) the board has decided to issue a series of equity grants in the form of Global Blue share options and Global Blue restricted shares.
On June 25, 2019, under the MIP, Global Blue granted 486,527 share options (“SOP”), and on November 12, 2020 granted 7,970,000 SOP and 475,491 restricted shares (“RSA”) to its employees.
Participation in these plans is at the board’s discretion and subject to the consent of the individual receiving the grant.
Equity settled share options - SOP
On June 25, 2019, 486,527 share options were granted to employees of the Company, 50 percent with the vesting date June 24, 2022 and 50 percent with the vesting date June 24, 2024. Holders of share options once vested will be granted the right to purchase the Company’s shares at the exercise price of USD10.59. Expiry date for the granted share options is June 23, 2027.
The fair value was calculated using a binomial option pricing model. Beside the exercise price mentioned above, the model inputs were the share price at grant date of USD10.59, expected volatility of 25 percent and a risk-free interest rate of 1.91 percent. The calculated value of the option was USD1.03 per share.
On November 12, 2020, a total of 7.97 million share options were granted to employees of the Company. Holders of share options once vested will be granted the right to purchase the Company’s shares at the exercise price. Four tranches of options vesting on four respective vesting dates have been granted. Within each respective tranche, there are a further four tranches of options with four different exercise prices.

Share options granted (thousands)	02/15/2022	08/15/2022	08/15/2023	08/15/2024	Total
US$8.50	971	324	647	647	2,589
US$10.50	822	274	548	548	2,192
US$12.50	673	224	448	448	1,793
US$14.50	523	175	349	349	1,396
Total	2,989	997	1,992	1,992	7,970

Grant date	11/12/2020	11/12/2020	11/12/2020	11/12/2020
Share price at grant date (USD)	10.34	10.34	10.34	10.34
Expiry date	08/15/2026	08/15/2026	08/15/2026	08/15/2026
Exercise price (USD)	8.5	10.5	12.5	14.5
Fair value per share option (USD)	0.58	0.20	0.05	0.01
The fair value was calculated using a binomial option pricing model. The model inputs were the share price at grant date of USD10.34, exercise prices as mentioned above, expected volatility of 50 percent and a risk-free interest rate of 0.50 percent.
Equity settled restricted share grants - RSA
Under this plan, participants are granted Company’s ordinary share in line with the following vesting conditions:
•50% vesting based on the service condition: the employee remain in the employment of Global Blue
•25% vesting based on market performance conditions: increase of the absolute total shareholder return and benchmarking the total shareholder return to the MSCI ASWI index
•25% vesting based on non-market performance condition: measured by adjusted net income compound annual growth rate (CAGR) with a weight of 50%.

As for the vesting period, 37.5% of RSAs vest on February 15, 2022, 12.5% on August 15, 2022, 25% on August 15, 2023, and 25% on August 15, 2024.
On November 12, 2020, four tranches, a total of 475,491 restricted shares were granted to employees of the company.

Grant date	11/12/2020	11/12/2020	11/12/2020	11/12/2020
Vesting date	02/15/2022	08/15/2022	08/15/2023	08/15/2024
Share price at grant date (USD)	10.34	10.34	10.34	10.34
Number of shares	178,309	59,436	118,873	118,873
Expiry date	08/15/2026	08/15/2026	08/15/2026	08/15/2026
Risk free interest rate	0.14%	0.16%	0.22%	0.30%
Fair value per share (USD)	8.65	8.65	8.65	8.65
The estimated fair value is calculated based on the share price as at grant date, adjusted using the probability of achievement of the market-based performance conditions. The estimated fair value is based on the assumption that the service condition and non-market performance condition will be fully met. The model inputs were the share price at grant date of USD10.34, expected volatility of 50 percent, and the risk free interest rate as stipulated in the table above. No dividend payments were considered in the fair value.
Due to the limited history of the company’s publicly traded shares, the volatility for all plans was calculated based on the historical share price volatility of a peer group which consists of similar publicly traded companies. This list of peers was selected from the peer group which was jointly defined by FPAC management and Global Blue management for the purpose of business valuation prior to the business reorganization.
Expenses amounting to EUR1.2 million related to the above-mentioned plans were recorded during the period with a corresponding increase in equity. All of these plans are equity settled in accordance with IFRS 2.